UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2011

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BBIF Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$703,515,903
Total Investments (Cost - $703,515,903) – 99.3%	703,515,903
Other Assets Less Liabilities– 0.7%	4,945,446
Net Assets – 100.0%	$708,461,349

BBIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $703,515,903 and 17.3%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2011, the Fund’s investment in the Master LLC was classified as Level 2.

BBIF TAX-EXEMPT FUND	JUNE 30, 2011	1

Schedule of Investments June 30, 2011 (Unaudited)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.0%
Huntsville IDB, RB, VRDN, AMT (Federal Home Loan Bank LOC), 0.24%, 7/07/11 (a)	$2,315	$2,315,000
Mobile Downtown Redevelopment Authority, RB, VRDN (a):
Series A (National Australia Bank LOC), 0.07%, 7/07/11	5,400	5,400,000
Series B, 0.07%, 7/07/11	5,290	5,290,000
University of Alabama, RB, ROCS, VRDN, Series II-R-12295 (BHAC Insurance, Citibank NA SBPA), 0.10%, 7/07/11 (a)(b)(c)	28,710	28,710,000
		41,715,000
Alaska — 0.6%
City of Valdez Alaska, Refunding RB, VRDN, Philips Project, Series C, 0.25%, 7/07/11 (a)	24,400	24,400,000
		24,400,000
Arizona — 1.6%
Apache County IDA, RB, VRDN, Tuscon Electric Power-Springerville (Wells Fargo Bank NA LOC), 0.06%, 7/07/11 (a)	11,700	11,700,000
Maricopa County IDA Arizona, Refunding RB, VRDN, Villas Solanas, AMT (Fannie Mae), 0.11%, 7/07/11 (a)	6,200	6,200,000
Maricopa County Public Finance Corp. Arizona, RB, FLOATS, VRDN, Series 1863 (Wells Fargo Bank NA SBPA), 0.09%, 7/07/11 (a)(c)	5,440	5,440,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC) (a):
0.11%, 7/07/11	14,350	14,350,000

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Salt River Pima-Maricopa Indian Community RB, VRDN (Bank of America NA LOC) (a):
0.11%, 7/07/11	$29,280	$29,280,000
		66,970,000
California — 5.2%
Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 13B-C-D, 0.10%, 7/07/11 (a)(b)(c)	6,200	6,200,000
California Municipal Finance Authority, RB, PUTTERS, VRDN, Series 2410, AMT (JPMorgan Chase Bank LOC), 0.24%, 7/07/11 (a)	2,115	2,115,000
California School Cash Reserve Program Authority, RB, Series P, 2.50%, 1/31/12	8,300	8,377,369
California Statewide Communities Development Authority, Refunding RB, VRDN, Museum Art, 0.05%, 7/07/11 (a)	35,000	35,000,000
City of Los Angeles California, GO, TRAN:
2.50%, 2/29/12	7,300	7,401,981
2.50%, 3/30/12	4,600	4,672,036
2.50%, 4/30/12	12,500	12,716,375
County of Los Angeles California, GO, TRAN (d):
Series A, 2.50%, 2/29/12	6,800	6,897,784
Series B, 2.50%, 3/30/12	15,800	16,054,222
Series C, 2.50%, 6/29/12	8,700	8,880,960
County of Riverside, GO, TRAN, Series B, 2.00%, 6/29/12 (d)	5,300	5,388,245
East Bay Municipal Utility District, Refunding RB, VRDN, Series A-1, Mandatory Put Bonds, 0.12%, 12/01/11 (a)	23,620	23,620,000

Portfolio Abbreviations

     To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Line of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
M/F	Multi-Family
MSTR	Municipal Securities Trust Receipts
PSF-GTD	PermitSchool Fund Grant
PUTTERS	Puttable Tax-Exempt Receipts
Q-SBLF	Qulified School Bond Loan Fund
RB	Revenue Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

MASTER TAX-EXEMPT LLC	JUNE 30, 2011	1

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Golden State Tobacco Securitization Corp. California (a)(c):
RB, FLOATS, VRDN, Series 2215 (Morgan Stanley Bank Liquidity Facility), 0.16%, 7/07/11	$22,500	$22,500,000
Refunding RB, FLOATS, VRDN, Series 2040 (Morgan Stanley Municipal Funding Guarantee Agreement and Liquidity Facility), 0.16%, 7/07/11	8,000	8,000,000
Refunding RB, FLOATS, VRDN, Series 2954 (Morgan Stanley Bank Liquidity Facility), 0.16%, 7/07/11	1,170	1,170,000
JPMorgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3923 (AGM Insurance), 0.19%, 7/07/11 (a)(b)	3,500	3,500,000
Napa Valley Unified School District, GO, TRAN, 2.00%, 6/29/12 (d)	6,500	6,608,030
San Mateo Union High School District California, GO, ROCS, VRDN, Series II- R-11578FB (AGC Insurance, PB Capital Corp. SBPA), 0.12%, 7/07/11 (a)(b)(c)	9,465	9,465,000
South Coast Local Education Agencies, RB, Pooled TRAN, Series A, 2.00%, 8/09/11	12,500	12,518,778
Southern California Public Power Authority, Refunding RB, VRDN, Series A (AGM Insurance), 0.07%, 7/07/11 (a)	10,400	10,400,000
		211,485,780
Colorado — 2.3%
County of Moffat Colorado, RB, VRDN, 0.06%, 7/07/11 (a)	16,355	16,355,000
City & County of Denver Colorado, COP, Refunding, VRDN (a):
Series A1, 0.03%, 7/01/11	6,300	6,300,000
Series A2, 0.03%, 7/01/11	32,200	32,200,000
Series A3 (JPMorgan Chase Bank SBPA), 0.03%, 7/01/11	28,790	28,790,000
Colorado Housing & Finance Authority, RB, VRDN, Class I, M/F, Series C-4 (Federal Home Loan Bank SBPA), 0.13%, 7/07/11 (a)	4,395	4,395,000
Sheridan Redevelopment Agency, Refunding, VRDN, 0.20%, 7/07/11 (a)	3,400	3,400,000
		91,440,000
Connecticut — 1.6%
Connecticut Housing Finance Authority, RB, VRDN (a):
Housing Mortgage Finance Program, Series G, Mandatory Put Bonds, 0.45%, 11/15/11	6,800	6,800,000

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut Housing Finance Authority RB, VRDN (a) (concluded):
Sub-Series F-1 (JPMorgan Chase Bank SBPA), 0.04%, 7/01/11	$14,310	$14,310,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.10%, 7/07/11 (a)	3,900	3,900,000
Connecticut State Health & Educational Facility Authority (a):
Austin Trust, RB, VRDN Certificates, Bank of America, Series 2008-352 (Bank of America NA LOC, Bank of America NA SBPA), 0.20%, 7/07/11	4,700	4,700,000
RB, VRDN, Hotch Kiss School, Series A (Northern Trust Co. SBPA), 0.04%, 7/07/11	5,600	5,600,000
RB, VRDN, Yale, Series T-2, 0.03%, 7/07/11	11,300	11,300,000
Refunding RB, VRDN, Yale- New Haven Hospital, Series L2 (Bank of America NA LOC), 0.08%, 7/07/11	5,100	5,100,000
Hartford Redevelopment Agency, Refunding HRB, VRDN, Underwood Tower Project (AGM insurance, Societe Generale SBPA), 0.18%, 7/07/11 (a)	2,100	2,100,000
Regional School District No. 18, GO, BAN, 1.50%, 1/10/12	1,500	1,508,327
State of Connecticut, GO, Refunding, FLOATS, VRDN, Series 514 (Morgan Stanley SBPA), 0.09%, 7/07/11 (a)(c)	2,400	2,400,000
Town of Easton Connecticut, GO, BAN, 1.00%, 7/08/11	3,500	3,500,442
Town of New Milford Connecticut, GO, BAN, 1.50%, 7/26/11	5,800	5,804,572
		67,023,341
District Of Columbia — 1.3%
District of Columbia, VRDN (a):
Deutsche Bank SPEARS/LIFERS Trust, GO, SPEARS, Series DB-463, (AGM insurance, Deutsche Bank AG SBPA), 0.08%, 7/07/11	8,357	8,357,000
GO, FLOATS, Series 1920 (Wells Fargo Bank NA LOC, Wells Fargo Bank NA SBPA), 0.09%, 7/07/11	16,125	16,125,000
Refunding RB, Secured Series E, 0.14%, 7/06/11	5,500	5,500,000

2	MASTER TAX-EXEMPT LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Washington Convention Center Authority, 1730 (BHAC Insurance, Morgan Stanley Bank Liquidity Facility), Refunding RB, FLOATS, VRDN (a):
Series 1730, 0.10%, 7/07/11	$6,665	$6,665,000
Series 1731, 0.10%, 7/07/11	6,665	6,665,000
Series 1736, 0.10%, 7/07/11	7,830	7,830,000
		51,142,000
Florida — 4.3%
Brevard County Housing Finance Authority, RB, VRDN, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.14%, 7/07/11 (a)	8,085	8,085,000
County of St. John’s Florida, VRDN (a)(c):
Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS, Series DB-486 (Deutsche Bank AG SBPA), 0.08%, 7/07/11	8,875	8,875,000
RB, ROCS, Series II-R-755PB (PB Capital Corp. SBPA), 0.13%, 7/07/11	18,040	18,040,000
Florida Housing Finance Corp., RB, VRDN, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.13%, 7/07/11 (a)	6,800	6,800,000
Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12288 (Citibank NA SBPA), 0.09%, 7/07/11 (a)(b)(c)	8,000	8,000,000
Fort Pierce Redevelopment Agency, Eclipse Funding Trust, Tax Allocation Bonds, VRDN, Series 2006-0130, Solar Eclipse (US Bank NA LOC), 0.12%, 7/07/11 (a)(c)	3,890	3,890,000
Hillsborough County Housing Finance Authority, HRB, VRDN, Brandon, Series A, AMT (Fannie Mae), 0.13%, 7/07/11 (a)	5,490	5,490,000
Jacksonville Electric Authority Florida, Refunding RB, VRDN, Sub-Series A-2 (JPMorgan Chase & Co. SBPA), 0.08%, 7/07/11 (a)	6,350	6,350,000
Jacksonville Health Facilities Authority, RB, VRDN, Baptist Medical, Series B (Bank of America NA LOC), 0.04%, 7/01/11 (a)	23,000	23,000,000
Manatee County Housing Finance Authority, HRB, VRDN, Village at Cortez Apartments, Series A, AMT (Fannie Mae), 0.13%, 7/07/11 (a)	11,300	11,300,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
Orlando & Orange County Expressway Authority, RB, VRDN, Eagle Tax- Exempt Trust, Series 2007-0145, Class A (BHAC Insurance, Citibank NA SBPA), 0.10%, 7/07/11 (a)(c)	$11,300	$11,300,000
Orlando Utilities Commission, VRDN (a):
RB, ROCS, Series II-R- 11818PB (PB Capital Corp. SBPA), 0.12%, 7/07/11 (b)(c)	26,015	26,015,000
RB, Series A, 0.20%, 1/26/12	7,600	7,600,000
Palm Beach County Educational Facilities Authority, Refunding RB, VRDN, Educational Facilities, Atlantic University Inc. (Bank of America NA LOC), 0.11%, 7/07/11 (a)	9,285	9,285,000
Pinellas County Health Facilities Authority, RB, VRDN, Health System, BayCare Health, Series A2 (Northern Trust Co. LOC), 0.08%, 7/07/11 (a)	4,000	4,000,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series A, 0.03%, 7/01/11 (a)	10,465	10,465,000
University of South Florida Research Foundation Inc., RB, VRDN, University Technology Center Research (Bank of America NA LOC), 0.11%, 7/07/11 (a)	7,000	7,000,000
		175,495,000
Georgia — 1.2%
Main Street Natural Gas Inc., RB, VRDN, Series A (Royal Bank of Canada SBPA), 0.09%, 7/07/11 (a)	20,700	20,700,000
State of Georgia, GO, ROCS, VRDN, Series II-R-11536PB (PB Capital Corp. SBPA), 0.12%, 7/07/11 (a)	25,950	25,950,000
Whitfield County Development Authority, RB, VRDN, Aladdin Manufacturing Corp. Project, AMT (Wachovia Bank NA LOC), 0.24%, 7/07/11 (a)	3,100	3,100,000
		49,750,000
Illinois — 4.7%
BB&T Municipal Trust, RB, FLOATS, VRDN, Series 5001 (Rabobank International LOC), 0.18%, 7/07/11 (a)(b)(c)	12,336	12,335,509
Chicago Transit Authority, COP, ROCS, VRDN, Series II-R-11786 (AGC Insurance, Citibank NA SBPA), 0.29%, 7/07/11 (a)(b)(c)	7,585	7,585,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2011	3

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (a):
Series DB-502 (AGM Insurance, Deutsche Bank AG SBPA), 0.08%, 7/07/11	$40,900	$40,900,000
Series DBE-534, 0.08%, 7/07/11	2,215	2,215,000
City of Chicago Illinois, RB, VRDN (a):
0.05%, 7/01/11	10,000	10,000,000
Second Lien, Series B, AMT (Societe Generale LOC), 0.12%, 7/07/11	15,784	15,784,000
Second Lien, Sub-Series 2000-1 (JPMorgan Chase Bank SBPA), 0.05%, 7/01/11	18,600	18,600,000
County of Will Illinois, Refunding RB, VRDN, Exxon Mobil Project, 0.02%, 7/01/11 (a)	26,815	26,815,000
Illinois Finance Authority, VRDN (a):
RB, Dupage, Series A, 0.04%, 7/01/11	9,620	9,620,000
RB, Revolving Fund Pooled, Series D (Bank of Illinois NA LOC), 0.10%, 7/07/11	5,700	5,700,000
RB, University of Chicago Medical Center, Series B (Wells Fargo Bank NA LOC), 0.03%, 7/01/11	6,600	6,600,000
RB, Northwestern University, Sub-Series 2008-A, Mandatory Put Bonds, 0.43%, 3/01/12	3,800	3,800,000
Refunding RB, Eagle Tax- Exempt Trust, Series 2006- 0118, Class A (Citibank NA SBPA), 0.08%, 7/07/11	3,150	3,150,000
Refunding RB, Elmhurst Memorial Healthcare, Series B (JPMorgan Chase Bank LOC), 0.04%, 7/01/11	4,410	4,410,000
Illinois State Toll Highway Authority, RB, VRDN, Senior Priority, Series A-2A (Bank of Tokyo-Mitsubishi UFJ LOC), 0.11%, 7/07/11 (a)	7,700	7,700,000
Puttable Floating Option Tax-Exempt Receipts, FLOATS, RB, VRDN, Series 4702, 0.24%, 7/07/11 (a)(b)(c)	6,290	6,290,000
University of Illinois, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0124, Class A (Citibank NA SBPA), 0.10%, 7/07/11 (a)(c)	10,000	10,000,000
		191,504,509

Municipal Bonds	Par (000)	Value
Indiana — 1.5%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.24%, 7/07/11 (a)	$4,700	$4,700,000
City of Portage Indiana, RB, VRDN, Breckenridge Apartments Project, AMT (LaSalle National Bank LOC), 0.14%, 7/07/11 (a)	4,650	4,650,000
Hartford City Indiana, RB, VRDN, Petoskey Plastics Inc., AMT (Comerica Bank LOC), 0.24%, 7/07/11 (a)	4,380	4,380,000
Indiana Finance Authority, VRDN (a):
RB, 0.04%, 7/01/11	8,775	8,775,000
RB, Lease Appropriation, Series A-1 (Comerica Bank LOC), 0.05%, 7/01/11	8,100	8,100,000
Refunding RB, Duke Energy Indiana Project, Series A-1, AMT (Bank of America NA LOC), 0.12%, 7/07/11	6,000	6,000,000
Indianapolis Local Public Improvement Bond Bank, RB, ROCS, Series II-R- 11779 (AGC Insurance, Citibank NA SBPA), 0.24%, 7/07/11 (a)(b)(c)	24,825	24,825,000
		61,430,000
Iowa — 0.4%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.26%, 7/07/11 (a)	3,205	3,205,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN, Private College Facility, Loras College Project (LaSalle Bank NA LOC), 0.07%, 7/01/11 (a)	11,660	11,660,000
		14,865,000
Kansas — 0.2%
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae Insurance, JPMorgan Chase & Co. SBPA), 0.19%, 7/07/11 (a)(b)(c)	4,320	4,320,000
County of Sedgwick Kansas, RB, FLOATS, VRDN, Series 2480, AMT (Ginnie Mae Insurance, Morgan Stanley Bank Liquidity Facility), 0.13%, 7/07/11 (a)(c)	5,780	5,780,000
		10,100,000
Kentucky — 0.6%
Campbell & Kenton Counties Sanitation District No. 1 Kentucky, RB, MSTR, VRDN, Series SGA 130 (AGM Insurance, Societe Generale SBPA), 0.12%, 7/07/11 (a)(c)	11,000	11,000,000

4	MASTER TAX-EXEMPT LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
County of Boyd Kentucky, RB, VRDN, Air Products & Chemicals Project, AMT, 0.12%, 7/07/11 (a)	$3,775	$3,775,000
Kentucky Economic Development Finance Authority, Refunding RB, VRDN, FLOATS, Series 2980 (Morgan Stanley Bank LIquidity Facility), 0.09%, 7/07/11 (a)(b)	10,500	10,500,000

		25,275,000

Louisiana — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority VRDN (a):
RB, VRDN, Go To The Show, Series A (Federal Home Loan Bank LOC), 0.10%, 7/07/11	5,305	5,305,000
RB, BASF Corp. Project, AMT, 0.25%, 7/07/11	4,000	4,000,000
RB, Honeywell International Inc. Project, AMT, 0.29%, 7/07/11	6,000	6,000,000
Refunding RB, BASF Corp. Project, Series B, 0.22%, 7/07/11	7,500	7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, First State, Loop LLC, Series A (JPMorgan Chase Bank LOC), 0.04%, 7/01/11 (a)	20,560	20,560,000
Louisiana Public Facilities Authority, RB, Air Products & Chemicals Project, VRDN (a):
0.10%, 7/07/11	2,850	2,850,000
AMT, 0.03%, 7/01/11	16,600	16,600,000
Series C, AMT, 0.03%, 7/01/11	22,080	22,080,000
Louisiana State Municipal Natural Gas Purchasing & District Authority, RB, PUTTERS, VRDN, Series 1411Q, 0.14%, 7/07/11 (a)(c)	8,058	8,058,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.24%, 7/07/11 (a)	10,100	10,100,000
Parish of St. James Louisiana, VRDN (a):
RB, Nucor Steel LLC Project, Series B-1, (Nucor Corp. Liquidity Facility), 0.11%, 7/07/11	13,000	13,000,000
Refunding RB, Series A, 0.03%, 7/01/11	16,500	16,500,000

		132,553,000

Municipal Bonds	Par (000)	Value

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, Eclipse Funding Trust, RB, VRDN, Seroes 2007-0104, Solar Eclipse (US Bank NA LOC), 0.08%, 7/07/11 (a)	$3,165	$3,165,000

		3,165,000

Maryland — 1.1%
County of Baltimore Maryland, RB, VRDN, Paths at Loveton (Manufactureers & Traders LOC), 0.16%, 7/07/11 (a)	4,065	4,065,000
County of Howard, BAN, Series A2, 0.16%, 7/07/11	7,650	7,650,000
Maryland Community Development Administration, Refunding RB, FLOATS, VRDN, Series 2997, AMT (Morgan Stanley Bank Liquidity Facility), 0.13%, 7/07/11 (a)(b)(c)	8,475	8,475,000
Maryland EDC, RB, VRDN (a):
Bakery de France Facility, AMT (Manufacturers & Traders LOC), 0.41%, 7/07/11	9,520	9,520,000
Garrett Community College Facility (Manufacturers & Traders LOC), 0.11%, 7/07/11	6,905	6,905,000
Linemark Printing Project, AMT (Manufacturers & Traders LOC), 0.31%, 7/07/11	3,520	3,520,000
Pharmaceutics International Inc., Series A, AMT (All First Bank LOC), 0.26%, 7/07/11	3,890	3,890,000

		44,025,000

Massachusetts — 4.5%
City of Quincy Massachusetts, GO, BAN:
1.00%, 9/15/11	5,000	5,004,896
1.60%, 1/27/12	34,500	34,698,187
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Senior Series A, 0.18%, 1/26/12 (a)	3,500	3,500,000
Massachusetts Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-45, AMT, 0.24%, 7/07/11 (a)	2,277	2,277,000
Massachusetts Development Finance Agency, Macon Trust, RB, VRDN Certificates, Bank of America, Series 2007-344 (Bank of America NA LOC), 0.25%, 7/07/11 (a)(c)	50,872	50,872,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2011	5

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority (a):
Macon Trust, RB, VRDN Certificates, Bank of America, Series 2007-310 (Bank of America NA LOC), 0.20%, 7/07/11	$7,315	$7,315,000
RB, ROCS, VRDN, Series II-R 11577PB (PB Capital Corp. SBPA), 0.12%, 7/07/11 (c)	31,585	31,585,000
RB, VRDN, 0.06%, 7/01/11	24,995	24,995,000
Massachusetts State Turnpike Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, 2009-74 (State Street Bank & Trust Co. SBPA), 0.09%, 7/07/11 (a)	11,471	11,471,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (Citibank NA SBPA), 0.09%, 7/07/11 (a)	7,495	7,495,000
University of Massachusetts Building Authority, Refunding RB, VRDN, Senior, Series 2, 0.18%, 1/26/12 (a)	3,290	3,290,000

		182,503,083

Michigan — 2.2%
Holt Public Schools, GO, Refunding, VRDN (Q-SBLF Insurance, Landsbank Hessen-Thuringen SBPA), 0.12%, 7/07/11 (a)	6,925	6,925,000
Michigan Finance Authority, RB, SAN:
Series D-1, 2.00%, 8/19/11	4,230	4,236,897
Series D-2 (JPMorgan Chase Bank LOC), 2.00%, 8/22/11	11,400	11,426,407
Michigan Higher Education Student Loan Authority, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC), 0.13%, 7/07/11 (a)(b)(c)	32,045	32,045,000
Michigan State Hospital Finance Authority (a):
RB, VRDN, Ascension Health Senior Credit, 0.18%, 1/26/12	4,000	4,000,000
Refunding RB, VRDN, Ascension Health Senior Credit, 0.18%, 1/26/12	3,700	3,700,000
Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series 4701, 0.16%, 7/07/11 (a)(b)(c)	4,630	4,630,000
Reset Optional Certificates Trust II-R, Refunding RB, ROCS, VRDN, Series II- R-665PB (BHAC Insurance, PB Capital Corp. SBPA), 0.13%, 7/07/11 (a)(c)	20,535	20,535,000

		87,498,304

Municipal Bonds	Par (000)	Value

Minnesota — 1.0%
Minneapolis & St. Paul Housing & Redevelopment Authority, Refunding RB, VRDN, Allina Health System, Series B-2 (JPMorgan Chase Bank LOC), 0.04%, 7/01/11 (a)	$5,600	$5,600,000
Minnesota School District Capital Equipment Borrowing Program, COP, Aid Anticipation Certificates Indebtedness, Series B, 2.00%, 9/01/11	20,450	20,508,029
RBC Municipal Products Inc Trust, RB, FLOATS, VRDN, Series E-19, 0.18%, 8/11/11 (a)(b)(c)	4,200	4,200,000
State of Minnesota, GO, ROCS, VRDN, Series II-R-11538PB (PB Capital Corp. SBPA), 0.12%, 7/07/11 (a)(c)	10,375	10,375,000

		40,683,029

Mississippi — 1.3%
Mississippi Business Finance Corp., RB, VRDN (a):
Series A, 0.09%, 7/07/11	7,100	7,100,000
Series E, 0.04%, 7/01/11	9,965	9,965,000
Series F, 0.03%, 7/01/11	5,600	5,600,000
Series G, 0.03%, 7/01/11	20,960	20,960,000
Series H, 0.04%, 7/01/11	10,000	10,000,000

		53,625,000

Missouri — 1.4%
City of North Kansas City Missouri, Refunding RB, VRDN, North Kansas City Hospital (Bank of America NA LOC), 0.10%, 7/01/11 (a)	15,210	15,210,000
Missouri Joint Municipal Electric Utility Commission, RB, ROCS, VRDN, Series II-R-620PB (BHAC Insurance, PB Capital Corp. SBPA), 0.13%, 7/07/11 (a)(c)	12,280	12,280,000
Missouri State Health & Educational Facilities Authority VRDN (a):
RB, BJC Health System, Series B (US Bank NA SBPA), 0.04%, 7/01/11	1,900	1,900,000
Refunding RB, Ascension Health Senior Credit, Series C-1, Mandatory Put Bond, Ascension Health, Series C-1, 0.06%, 7/07/11	4,000	4,000,000
Refunding RB, Drury College, (Bank of America NA LOC), 0.10%, 7/01/11	19,090	19,090,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.25%, 7/07/11 (a)	6,000	6,000,000

		58,480,000

6	MASTER TAX-EXEMPT LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska — 1.0%
City of Lincoln Nebraska, RB, FLOATS, VRDN Series 2900 (Morgan Stanley Bank Liquidity Facility), 0.11%, 7/07/11 (a)(c)	$16,000	$16,000,000
Public Power Generation Agency, RB, ROCS, VRDN, Series II-R-11019PB (BHAC Insurance, PB Capital Corp. SBPA), 0.13%, 7/07/11 (a)(c)	25,875	25,875,000

		41,875,000

Nevada — 0.8%
County of Clark Nevada, RB, Junior Subordinate Lien Notes, Series A, AMT, 2.00%, 6/19/12	20,700	20,979,970
Truckee Meadows Water Authority, Refunding RB, FLOATS, VRDN, Series 51TP (AGM Insurance, Wells Fargo Bank NSBPA), 0.08%, 7/07/11 (a)(c)	11,790	11,790,000

		32,769,970

New Hampshire — 1.3%
New Hampshire Business Finance Authority, RB, VRDN, Lonza Biologics Inc. (Landesbank Hessen-Thuringen LOC), 0.15%, 7/07/11 (a)	20,600	20,600,000
New Hampshire Health & Education Facilities Authority RB, VRDN (a)(c):
Eclipse Funding Trust, Series 2007-0018, Solar Eclipse, (US Bank NA LOC), 0.08%, 7/07/11	10,325	10,325,000
ROCS, Series II-R-783PB, (BHAC Insurance, PB Capital Corp. SBPA), 0.13%, 7/07/11	20,000	20,000,000

		50,925,000

New Jersey — 2.4%
Borough of Butler New Jersey, GO, BAN, 1.25%, 8/26/11	7,011	7,018,474
Borough of Englewood Cliffs New Jersey, GO, Refunding, BAN, 1.25%, 3/30/12	7,076	7,102,382
Borough of Hopatcong New Jersey, GO, BAN, 1.25%, 8/05/11	10,576	10,580,756
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, FLOATS, VRDN, Series 2959 (Morgan Stanley Bank Liquidity Facility), 0.16%, 7/07/11 (a)(b)(c)	11,150	11,150,000
Township of Clark New Jersey, GO, BAN, 1.25%, 3/23/12	8,145	8,175,052
Township of Fairfield New Jersey, GO, BAN, 1.25%, 2/22/12	5,377	5,387,924
Township of Livingston New Jersey, GO, BAN, 1.25%, 7/06/12	7,600	7,645,904
Township of Long Beach New Jersey, GO, BAN, 1.25%, 3/30/12	5,408	5,430,321

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Township of Montgomery New Jersey, GO, BAN, 1.00%, 9/22/11	$11,200	$11,211,797
Township of Toms River New Jersey, GO, BAN, 1.25%, 12/16/11	16,950	17,001,483
Township of Voorhees, GO, BAN, Series A, 1.25%, 4/04/12	5,795	5,808,555

		96,512,648

New Mexico — 0.2%
City of Rio Rancho New Mexico, Eclipse Funding Trust, RB, VRDN, Series 2007-0019, Solar Edipse (US Bank NA LOC), 0.08%, 7/07/11 (a)	10,000	10,000,000

		10,000,000

New York — 7.7%
City of New York New York, GO, VRDN:
0.22%, 8/04/11	19,200	19,200,000
Series F-4, 0.07%, 7/07/11 (a)	9,700	9,700,000
Sub-Series I-4, 0.06%, 7/07/11 (a)	6,800	6,800,000
Sub-Series H-4 (Bank of New York Mellon LOC), 0.03%, 7/01/11 (a)	16,320	16,320,000
Long Island Power Authority, Series CP-1, 0.23%, 12/01/11	20,500	20,500,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-2, TRAN, 0.07%, 7/07/11 (a)	20,000	20,000,000
New York City Housing Development Corp.:
RB, VRDN, Beekman Tower, Series A (RBS Citizen NA LOC), 0.12%, 7/07/11 (a)	18,300	18,300,000
RB, VRDN, Series J-1, Mandatory Put Bonds, 0.48%, 9/13/11 (a)	9,450	9,450,000
Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen- Thuringen LOC), 0.13%, 7/07/11 (a)	4,000	4,000,000
Series H-2, 0.30%, 6/29/12	8,280	8,280,000
New York City Industrial Development Agency, Refunding RB, VRDN, Touro College Project (JPMorgan Chase Bank LOC), 0.08%, 7/07/11 (a)	5,920	5,920,000
New York City Municipal Water Finance Authority, VRDN (a):
RB, 2nd general Resolution, Sereis AA-1 (State Street Bank & Trust Co. and California State Teachers’ Retirement System SBPA), 0.05%, 7/01/11	6,400	6,400,000
RB, Series AA-1, 0.04%, 7/01/11	3,500	3,500,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2011	7

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority (a) (concluded):
Refunding RB, 2nd general Resolution, Sereis DD-1, 0.03%, 7/01/11	$6,000	$6,000,000
Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.09%, 7/07/11 (b)(c)	6,900	6,900,000
New York City Transitional Finance Authority, RB, VRDN (a):
Future Tax Secured, Series C (Bayerische Landesbank SBPA), 0.03%, 7/01/11	2,300	2,300,000
Future Tax Secured, Series G-5 (Barclays Bank Plc SBPA), 0.06%, 7/05/11	8,500	8,500,000
New York City Recovery, Series 3, Sub-Series 3E (Landesbank Baden-Wurttemburg SBPA), 0.06%, 7/01/11	1,100	1,100,000
New York Mortgage Agency, RB, VRDN, Series 159 (Bank of America NA SBPA), 0.08%, 7/07/11 (a)	4,700	4,700,000
New York State Dormitory Authority, Refunding RB, VRDN, Cornell University, Series B (JPMorgan Chase & Co. SBPA), 0.07%, 7/07/11 (a)	4,740	4,740,000
New York State HFA, VRDN (a):
RB, Series (JPMorgan Chase Bank LOC), 0.08%, 7/07/11	7,600	7,600,000
Refunding RB, 505 West 37th Street, Series B (Landesbank Hessen-Thuringen LOC), 0.08%, 7/07/11	8,000	8,000,000
New York State Thruway Authority, Series A, BAN, 2.00%, 7/12/12	31,900	32,422,841
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3192, AMT (JPMorgan Chase Co. SBPA), 0.18%, 7/07/11 (a)(b)(c)	25,325	25,325,000
Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series 4705, 0.15%, 7/07/11 (a)(b)(c)	2,000	2,000,000
Ramapo Housing Authority New York, RB, VRDN, Fountainview College Road (Manufacturers & Traders LOC), 0.19%, 7/07/11 (a)	13,370	13,370,000
Syracuse Industrial Development Agency, RB, VRDN, Syracuse University Project, Series A-2, 0.05%, 7/01/11 (a)	1,700	1,700,000

Municipal Bonds	Par (000)	Value

New York (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN (a):
General, Sub-Sereis B-4 (Landesbank Baden- Wurttemberg SBPA), (GO OF AUTH), 0.09%, 7/07/11	$5,970	$5,970,000
Metropolitan Transit Authority Bridge and Tunnels, Series AB (AGM Insurance, JPMorgan Chase Bank SBPA) (AGM), 0.10%, 7/07/11	10,880	10,880,000
Yonkers Industrial Development Agency, RB, VRDN (JPMorgan Chase Bank LOC), 0.05%, 7/07/11 (a)	22,075	22,075,000

		311,952,841

North Carolina — 4.1%
Charlotte Housing Authority North Carolina, RB, VRDN (Wachovia Bank NA LOC) (a):
One Park Project, 0.10%, 7/07/11	5,000	5,000,000
Stonehaven East Project, 0.10%, 7/07/11	8,850	8,850,000
Charlotte-Mecklenburg Hospital Authority, Refunding RB, VRDN, Series H, (Wells Fargo Bank NA LOC), 0.03%, 7/01/11 (a)	28,200	28,200,000
City of Greensboro North Carolina, GO, BAN, 1.00%, 2/28/12	3,400	3,415,681
City of Raleigh North Carolina, VRDN (a):
COP, Downtown, Series B (RBC Bank USA SBPA), 0.21%, 7/07/11	7,900	7,900,000
COP, Downtown, Series A, 0.06%, 7/07/11	3,100	3,100,000
Refunding RB, 0.19%, 1/26/12	3,180	3,180,000
County of Mecklenburg (a):
COP, VRDN, 0.10%, 7/07/11	290	290,000
GO, Refunding, VRDN, 7 Month Windows, Series D, 0.19%, 1/26/12	5,800	5,800,000
County of Pender North Carolina, GO, BAN, Water, 1.25%, 7/06/11	8,200	8,200,954
County of Wake North Carolina, GO, VRDN, Series A (RBC Bank USA SBPA), 0.21%, 7/07/11 (a)	43,650	43,650,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.10%, 7/07/11 (a)	16,600	16,600,000
North Carolina Educational Facilities Finance Agency, RB, VRDN, Duke University Project, Series A, 0.04%, 7/07/11 (a)	1,400	1,400,000

8	MASTER TAX-EXEMPT LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina HFA, RB, MERLOTS, VRDN, Series B12, AMT (Wells Fargo Bank NA SBPA), 0.15%, 7/07/11 (a)(b)(c)	$6,710	$6,710,000
North Carolina Medical Care Commission, VRDN, Moses Cone Health System (a):
RB, Series A, 0.06%, 7/07/11	400	400,000
RB, Series A (Bank of America NA SBPA), 0.08%, 7/07/11	7,225	7,225,000
Refunding RB, (Bank of America NA SBPA), 0.05%, 7/01/11	2,300	2,300,000
North Carolina State University at Raleigh, Refunding RB, VRDN, Series B, 0.08%, 7/07/11 (a)	500	500,000
Person County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, CertainTeed Gypsum Inc. (Credit Industriel et Commercial LOC), 0.07%, 7/07/11 (a)	4,000	4,000,000
Reset Optional Certificates Trust II-R, RB, ROCS, VRDN, Series II-R-645 (Citibank NA SBPA), 0.09%, 7/07/11 (a)(c)	5,400	5,400,000
State of North Carolina, GO, VRDN, Public Improvement, Series F (Landesbank Hessen-Thuringen SBPA), 0.09%, 7/07/11 (a)	2,300	2,300,000
Yancey County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec Industries Inc. Project, AMT (Branch Banking & Trust LOC), 0.17%, 7/07/11 (a)	1,700	1,700,000
		166,121,635
Ohio — 1.3%
Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 21B, 0.12%, 7/07/11 (a)(b)(c)	2,320	2,320,000
City of Avon Ohio, GO, BAN:
1.25%, 7/21/11	3,000	3,001,149
Series A, 1.00%, 7/03/12 (d)	4,300	4,324,209
City of Lebanon Ohio, GO, BAN, Water System Improvement, 1.15%, 3/30/12	5,500	5,518,414
City of Marysville Ohio, GO, Wastewater Treatment, 1.13%, 5/31/12	7,200	7,231,218
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Hospital, Cleveland Clinic, Series B-4 (UBS AG LOC), 0.03%, 7/01/11 (a)	23,400	23,400,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio State Water Development Authority, Refunding RB, VRDN, FirstEnergy Generation Corp., Series A, 0.03%, 7/01/11 (a)	$4,300	$4,300,000
Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 78C, 0.10%, 7/07/11 (a)(b)(c)	3,405	3,405,000
		53,499,990
Oklahoma — 1.2%
Oklahoma Development Finance Authority, RB, VRDN (a):
(AGC Insurance), 0.08%, 7/07/11	28,650	28,650,000
Conoco Project, Series B, AMT, 0.12%, 7/07/11	2,500	2,500,000
Oklahoma Turnpike Authority, Refunding RB, VRDN, Senior Series E, 0.04%, 7/01/11 (a)	18,000	18,000,000
		49,150,000
Pennsylvania — 2.0%
Allegheny County Hospital development Authority, RBC Municipal Products Inc Trust, RB, FLOATS, VRDN, Series E-16 (Royal Bank of Canada LOC), 0.09%, 7/07/11 (a)(b)(c)	12,800	12,800,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.12%, 7/07/11 (a)(b)(c)	12,500	12,500,000
County of Luzerne Pennsylvania, GO, VRDN, Series A, 0.11%, 7/07/11 (a)	7,795	7,795,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.09%, 7/07/11 (a)	8,200	8,200,000
Pennsylvania HFA, RB, VRDN, Series 82B, 0.07%, 7/07/11 (a)	10,000	10,000,000
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, VRDN, Children’s Hospital of Philadelphia, Series A (Wachovia Bank NA SBPA), 0.03%, 7/01/11 (a)	30,000	30,000,000
		81,295,000
Puerto Rico — 0.7%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2(AGM Insurance, JPMorgan Chase Bank SBPA) (a):
0.09%, 7/07/11	500	500,000
0.11%, 7/07/11	28,200	28,200,000
		28,700,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2011	9

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Rhode Island — 0.4%
Narragansett Bay Commission, RB, ROCS, VRDN, Series II-R-780PB (BHAC Insurance, PB Capital Corp. SBPA), 0.13%, 7/07/11 (a)(c)	$17,415	$17,415,000
		17,415,000
South Carolina — 1.4%
City of Spartanburg South Carolina, RB, ROCS, VRDN, Series II-R-11020PB AGM Insurance, PB Capital Corp. SBPA), 0.13%, 7/07/11 (a)(b)	13,335	13,335,000
Greenville Hospital System Board, Refunding RB, VRDN, Series C (Bank of America NA LOC), 0.08%, 7/07/11 (a)	4,500	4,500,000
South Carolina Jobs - EDA, Macon Trust, RB, VRDN Certificates, Series 2007- 303 (Bank of America NA LOC, Bank of America NA SBPA), 0.20%, 7/07/11 (a)	7,480	7,480,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax- Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.10%, 7/07/11 (a)	11,500	11,500,000
Spartanburg County Regional Health Services District, Refunding RB, VRDN, Series C (AGC Insurance, Bank of America NA SBPA), 0.16%, 7/07/11 (a)	18,105	18,105,000
		54,920,000
Tennessee — 4.4%
Clarksville Public Building Authority Tennessee, RB, VRDN, Pooled Financing, Tennessee Municipal Bond Fund (Bank of America LOC) (a):
0.13%, 7/07/11	14,035	14,035,000
0.13%, 7/07/11	21,005	21,005,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B (Landesbank Hessen-Thuringen SBPA), 0.11%, 7/07/11 (a)	55,970	55,970,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, FLOATS, VRDN (Morgan Stanley Bank Liquidity Facility) (a)(b)(c):
Series 3012, 0.10%, 7/07/11	5,305	5,305,000
Series 3013, 0.09%, 7/07/11	10,000	10,000,000
Metropolitan Government Nashville & Davidson County IDB, RB, VRDN, Nashville Symphony Hall Project (Bank of America NA LOC), 0.09%, 7/07/11 (a)	12,273	12,273,000

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Montgomery County Public Building Authority Tennessee, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.16%, 7/07/11 (a)	$1,235	$1,235,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN (AGC Insurance, US BANK NA SBPA) Methodist Le Bonheur (a):
Series A, 0.11%, 7/07/11	32,000	32,000,000
Series B, 0.11%, 7/07/11	25,000	25,000,000
		176,823,000
Texas — 19.5%
Brazos Harbor Industrial Development Corp., RB, VRDN (a):
BASF Project, 0.25%, 7/07/11	25,000	25,000,000
BASF Project, 0.25%, 7/07/11	50,000	50,000,000
ConocoPhillips Co. Project, AMT, 0.12%, 7/07/11	10,500	10,500,000
City of Austin Texas, Refunding RB, VRDN, (a):
0.10%, 7/07/11	9,000	9,000,000
(LOC, Bank of Tokyo/Sumitomo Mistsui), Sub-Series 1, 0.10%, 7/07/11	13,500	13,500,000
(LOC, KBC Bank), Sub-Series 2, 0.10%, 7/07/11	16,250	16,250,000
(LOC, JPMorgan Chase), Sub-Series 3, 0.10%, 7/07/11	13,500	13,500,000
(LOC, Royal Bank of Canada), Sub-Series 4, 0.10%, 7/07/11	14,000	14,000,000
City of Brownsville Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Seires DBE-533 (Deutsche Bank AG LOC, Deutsche Bank AG SBPA), 0.08%, 7/07/11 (a)(c)	1,750	1,750,000
City of Midland Texas, GO, ROCS, VRDN, Series II-R-810PB (PB Capital Corp. SBPA), 0.12%, 7/07/11 (a)(c)	10,660	10,660,000
County of Fort Bend Texas, GO, MSTR, VRDN, Series SGB 46, Class A (Societe Generale SBPA), 0.09%, 7/07/11 (a)(c)	4,500	4,500,000
County of Harris Texas, Clipper Tax- Exempt Certificate Trust, GO, VRDN, Sereis 2009-73 (State Street Bank & Trust Co. SBPA), 0.12%, 7/07/11 (a)(c)	10,000	10,000,000
County of Harris Texas (a):
GO, ROCS, VRDN, Series II-R10360 (Citibank NA SBPA), 0.09%, 7/07/11 (b)(c)	7,175	7,175,000

10	MASTER TAX-EXEMPT LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas (a) (concluded):
RB, MSTR, VRDN, Series SGC31, Class A (Societe Generale LOC), 0.09%, 7/07/11	$11,280	$11,280,000
Refunding RB, VRDN, Toll Road, Senior Lien, Series A-2, Mandatory Put Bonds, 2.00%, 8/15/11	21,865	21,910,329
Cypress-Fairbanks ISD, GO, FLOATS, VRDN, Series 86TP (Wells Fargo Bank NA SBPA), 0.08%, 7/07/11 (a)(c)	2,555	2,555,000
Dallas ISD, GO, Refunding (PSF-GTD Insurance), 5.25%, 2/15/12 (e)	4,110	4,230,692
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.09%, 7/07/11 (a)	2,500	2,500,000
Galena Park ISD Texas, GO, Refunding, FLOATS, VRDN, Series SG-153 (PSF- GTD Insurance, Societe Generale SBPA), 0.09%, 7/07/11 (a)(c)	12,250	12,250,000
Gulf Coast Waste Disposal Authority, RB, VRDN, AMT (a):
Air Products Project, 0.06%, 7/07/11	2,200	2,200,000
American Acryl LP Project (Credit Industriel et Commercial LOC), 0.20%, 7/07/11	19,000	19,000,000
Harris County Health Facilities Development Corp., RB, VRDN (a):
Baylor College of Medicine, Series B (JPMorgan Chase Bank LOC), 0.04%, 7/01/11	5,950	5,950,000
Children’s Hopsital, Series 2, 0.04%, 7/01/11	7,700	7,700,000
Children’s Hospital, Series 3, 0.04%, 7/01/11	45,200	45,200,000
St. Luke’s Episcopal Hospital, Series B (JPMorgan Chase Bank, Northern Trust Co. and Bank of America SBPA), 0.05%, 7/01/11	45,300	45,300,000
Katy ISD Texas, GO, VRDN, School Building (PSF-GTD Insurance, Bank of America NA SBPA), 0.11%, 7/07/11 (a)	5,500	5,500,000
North Texas Municipal Water District, RB, ROCS, VRDN, Series II-R-593PB (PB Capital Corp. SBPA), 0.12%, 7/07/11 (a)(c)	8,405	8,405,000
North Texas Tollway Authority, Deutsche Bank SPEARS/LIFERS Trust, Refuding RB, SPEARS, VRDN, Series DB-626 (AGC Insurance, Deutsche Bank AG SBPA), 0.08%, 7/07/11 (a)(c)	11,487	11,487,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port Arthur Navigation District Taxes, RB, VRDN, Air Products & Chemicals Project, AMT, 0.12%, 7/07/11 (a)	$10,000	$10,000,000
Port Freeport, RB, VRDN (a):
BASF Corp., 0.24%, 7/07/11	15,800	15,800,000
BASF Corp. Project, 0.24%, 7/07/11	18,400	18,400,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.11%, 7/07/11 (a)	22,650	22,650,000
Port of Port Arthur Navigation District, Refunding RB, VRDN, Motiva Enterprises Project, AMT, 0.13%, 7/07/11 (a)	17,335	17,335,000
San Antonio ISD Texas, GO, Refunding, VRDN, Eagle Tax-Exempt Trust, Series 2009-0037, Class A (PSF-GTD Insurance, Citibank NA SBPA), 0.09%, 7/07/11 (a)(b)(c)	5,000	5,000,000
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009 (PSF-GTD Insurance, JPMorgan Chase & Co. SBPA), 0.12%, 7/07/11 (a)(c)	5,170	5,170,000
Socorro ISD Texas, GO, ROSC, VRDN, Series II-R-11540PB (PSF-GTD Insurance, PB Capital Corp. SBPA), 0.12%, 7/07/11 (a)(b)	12,645	12,645,000
State of Texas (a):
GO, VRDN, 0.10%, 7/07/11	3,635	3,635,000
RB, TRAN, 2.00%, 8/31/11	228,050	228,675,491
Tarrant County Cultural Education Facilities Finance Corp., RB, VRDN (a):
FLOATS, (Morgan Stanley Bank Liquidity Facility), Series 2973, 0.09%, 7/07/11 (b)	36,000	36,000,000
FLOATS, (Morgan Stanley Bank Liquidity Facility), Series 2974, 0.09%, 7/07/11 (b)	12,000	12,000,000
(JPMorgan Chase Bank LOC), 0.07%, 7/07/11	4,500	4,500,000
(Northern Trust Co. LOC), 0.07%, 7/07/11	1,600	1,600,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12 (Wells Fargo Bank NA Liquidity Facility), 0.10%, 7/07/11 (a)(b)(c)	3,385	3,385,000
Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 79C (Wells Fargo Bank NA SBPA),0.11%, 7/07/11 (a)(b)(c)	4,700	4,700,000
		792,798,512

MASTER TAX-EXEMPT LLC	JUNE 30, 2011	11

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah — 1.4%
City of Murray Utah, RB, VRDN, IHC Health Services Inc. (a):
Series A, 0.04%, 7/01/11	$28,000	$28,000,000
Series D (Wells Fargo Bank NA
SBPA), 0.03%, 7/01/11	22,155	22,155,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Bank Liquidity Facility), 0.09%, 7/07/11 (a)(b)(c)	6,000	6,000,000
		56,155,000
Virginia — 2.4%
Arlington County IDA, RB, VRDN, Woodbury Park Project, Class A (Freddie Mac), 0.10%, 7/07/11 (a)	2,000	2,000,000
County of Henrico Virginia, RB, ROCS, VRDN, Series II-R-753PB (PB Capital Corp. SBPA), 0.12%, 7/07/11 (a)(c)	4,655	4,655,000
Fairfax County IDA, RB, VRDN (a):
HealthCare, Inova Health, 0.21%, 1/26/12	3,000	3,000,000
Inova Health System Project, Series A-2 (JPMorgan Chase Bank SBPA), 0.04%, 7/01/11	22,775	22,775,000
Inova Health System Project, Series C-1, 0.04%, 7/01/11	5,630	5,630,000
Loudoun County IDA, RB, VRDN, Howard Hughes Medical, Series A, 0.06%, 7/07/11 (a)	1,600	1,600,000
Montgomery County IDA Virginia, Refunding RB, VRDN, Virginia Tech Foundation (Bank of America NA LOC), 0.08%, 7/01/11 (a)	7,180	7,180,000
Roanoke Economic Development Authority, RB, VRDN, Carilion Health System, Series A-1 (Wells Fargo Bank NA SBPA), (AGM), 0.03%, 7/01/11 (a)	3,500	3,500,000
Virginia College Building Authority, VRDN (a):
Barclays Capital Municipal Trust Receipts, Refunding RB, FLOATS, Series 4B (Barclays Bank Plc Liquidity Facility), 0.14%, 7/07/11 (b)	1,335	1,335,000
RB, Series B (Wells Fargo Bank NA SBPA), 21st Century College, 0.03%, 7/01/11	8,500	8,500,000
RB, Series C (Wells Fargo Bank NA SBPA), 21st Century College, 0.03%, 7/01/11	12,410	12,410,000
Virginia Commonwealth Transportation Board, Clipper Tax-Exempt Certificate Trust, Series 2009-38 (State Street Bank & Trust Co. SBPA) (a)(c):
0.09%, 7/07/11	12,160	12,160,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia HDA, RB, MERLOTS, VRDN, AMT (Wells Fargo Bank NA SBPA) (a):
Series B19, 0.15%, 7/07/11	$3,000	$3,000,000
Seires C42, 0.15%, 7/07/11	2,880	2,880,000
Virginia Resources Authority, Refunding RB, FLOATS, VRDN, Series 1860 (Wells Fargo Bank NA SBPA), 0.08%, 7/07/11 (a)(c)	4,715	4,715,000
Winchester IDA Virginia, Refunding RB, VRDN, Westminster-Cantenbury, Series B (Branch Banking & Trust LOC), 0.10%, 7/07/11 (a)	490	490,000
		95,830,000
Washington — 3.8%
Chelan County Public Utility District No 1, RB, FLOATS, VRDN, Series 2969, AMT (Morgan Stanley Bank Liquidity Facility), 0.19%, 7/07/11 (a)(b)(c)	6,770	6,770,000
City of Seattle Washington, RB, FLOATS, VRDN, Series 2170 (AGM Insurance, Wells Fargo Bank NA SBPA), 0.08%, 7/07/11 (a)(c)	2,530	2,530,000
County of King Washington, Series A2, 0.20%, 7/07/11	52,630	52,630,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2C (Wells Fargo Bank NA Liquidity Facility), 0.10%, 7/07/11 (a)(b)(c)	13,990	13,990,000
State of Washington, GO, ROCS, VRDN, Series II-R-11308 (Citibank NA SBPA), 0.09%, 7/07/11 (a)(b)(c)	2,940	2,940,000
Washington Health Care Facilities Authority, VRDN (a):
0.05%, 7/01/11	5,750	5,750,000
0.10%, 7/07/11	5,475	5,475,000
RB, 0.03%, 7/01/11	17,150	17,150,000
Washington State Housing Finance Commission, RB, VRDN, AMT, Series A, (Freddie Mac Liquidity Facility) (a):
Heatherwood (Freddie Mac Insurance), 0.15%, 7/07/11	10,625	10,625,000
Mill Pointe, 0.15%, 7/07/11	9,225	9,225,000
Springfield (Freddie Mac Insurance), 0.15%, 7/07/11	11,050	11,050,000
Washington State University, RB, ROCS, VRDN, Series II-R-595PB (PB Capital Corp. SBPA), 0.13%, 7/07/11 (a)(c)	16,095	16,095,000
		154,230,000

12	MASTER TAX-EXEMPT LLC	JUNE 30, 2011

Schedule of Investments (concluded)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
West Virginia — 0.2%
West Virginia EDA, VRDN, Appalachian Power Co. (a):
RB, Series A (Sumitomo Mitsui Banking LOC), 0.08%, 7/07/11	$5,800	$5,800,000
Refunding RB, Series B, AMT (Mizuho Corporate Bank LOC), 0.13%, 7/07/11	4,300	4,300,000
		10,100,000
Wisconsin — 1.9%
State of Wisconsin, TECP:
0.40%, 7/11/11	6,575	6,575,000
0.37%, 8/08/11	8,500	8,500,000
0.26%, 9/07/11	15,000	15,000,000
0.36%, 9/08/11	21,273	21,273,000
0.28%, 10/03/11	23,000	23,000,000
Village of Kohler Wisonsin, RB, VRDN, Kohler Co. Project AMT (Wachovia Bank NA LOC), 0.19%, 7/07/11 (a)	4,000	4,000,000
		78,348,000
Wyoming — 0.3%
County of Lincoln Wyoming, RB, VRDN, PacifiCorp Project (Wells Fargo Bank NA LOC), 0.08%, 7/07/11 (a)	11,250	11,250,000
		11,250,000

Total Municipal Bonds – 99.8%		4,055,799,642
Total Investments (Cost – $4,055,799,642*) – 99.8%		4,055,799,642
Other Assets Less Liabilities– 0.2%		9,248,543
Net Assets – 100.0%		$4,065,048,185

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
National Financial	4,324,209	—
Janney Montgomery	7,645,904	—
JPMorgan Securities	7,401,981	—
JPMorgan Securities	4,672,036	—
JPMorgan Securities	12,716,375	—
Pershing LLC	6,608,030	—
RBC Captial Markets	32,422,841	—

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$4,055,799,642	—	$4,055,799,642

[1]	See above Schedule of Investments for values in each state or political subdivision.

MASTER TAX-EXEMPT LLC	JUNE 30, 2011	13

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 24, 2011